INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 434,468	$ 498,683
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	217,402	251,506
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	87,366	96,672
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 129,700	$ 150,505